                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended December 31, 2002

Check here if Amendment [   ]; Amendment Number : _ _ _ _ _ _

         This Amendment (Check only one.):       [   ] is a restatement.
                                                 [   ] adds new holding entries

Institutional Investment Manager Filing this Report:

Name:    Westchester Capital Management, Inc.
         ------------------------------------------------------------
Address: 100 Summit Lake Drive
         ------------------------------------------------------------
         Valhalla, NY 10595
         ------------------------------------------------------------

Form 13F File Number:      28-04764
                           - - - - - -


         The Institutional Investment Manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Frederick W. Green
         ------------------------------------------------------------
Title:   President
         ------------------------------------------------------------
Phone:   914-741-5600
         ------------------------------------------------------------


Signature, Place, and Date of Signing:

/s/ Frederick W. Green           Valhalla, New York       1/17/2003
----------------------------     ---------------------    -----------
[Signature]                      [City, State]            [Date]

                                     -1-

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Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number                Name

28-
-----------------------------       ---------------------------------
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                   -

Form 13F Information Table Entry Total:              99

Form 13F Information Table Value Total:              $621,315,329 (actual)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.               Form 13F File Number               Name

         01                28 -

         02                28 -

         03                28 -


                                     -2-

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FORM 13F
  Westchester Capital Management, Inc.

14-Jan-03

                                                                                          Item 5
                                                                            Item 4      Shares or      Item 6               Item 8
Item 1                                           Item 2         Item 3   Fair Market    Principal    Investment   Item 7    Voting
Name of Issuer                               Title of Class     CUSIP       Value         Amount     Discretion  Managers  Authority
EQUITIES
COMMON STOCK
Amgen, Inc.                                   COMMON STOCK    031162100    1,326,556      25,960     (b) Shared            (a) Sole
Anthem, Inc.                                  COMMON STOCK    03674B104    1,828,877      30,691     (b) Shared            (a) Sole
Cardinal Health, Inc.                         COMMON STOCK    14149Y108    2,838,532      46,980     (a) Sole              (a) Sole
Cardinal Health, Inc.                         COMMON STOCK    14149Y108      400,403       6,627     (b) Shared            (a) Sole
Cadence Design Systems, Inc.                  COMMON STOCK    127387108      193,800      19,000     (b) Shared            (a) Sole
Credit Lyonnais SA                            COMMON STOCK     5713477    24,009,050     415,950     (a) Sole              (a) Sole
Credit Lyonnais SA                            COMMON STOCK     5713477     6,510,929     112,800     (b) Shared            (a) Sole
Cognizant Technology Solutions
  Corporation                                 COMMON STOCK    192446102    1,394,339      22,691     (b) Shared            (a) Sole
Dictaphone Corporation                        COMMON STOCK    253588107    1,442,296     180,287     (b) Shared            (a) Sole
DIANON Systems, Inc.                          COMMON STOCK    252826102    2,217,228      46,600     (a) Sole              (a) Sole
Digene Corporation                            COMMON STOCK    253752109    4,857,292     437,200     (a) Sole              (a) Sole
Digene Corporation                            COMMON STOCK    253752109      499,950      45,000     (b) Shared            (a) Sole
Dreyer's Grand Ice Cream, Inc.                COMMON STOCK    261878102   16,824,630     237,000     (a) Sole              (a) Sole
Dreyer's Grand Ice Cream, Inc.                COMMON STOCK    261878102    3,102,263      43,700     (b) Shared            (a) Sole
Fording, Inc.                                 COMMON STOCK    345426100   33,991,493   1,557,100     (a) Sole              (a) Sole
Fording, Inc.                                 COMMON STOCK    345426100    6,359,079     291,300     (b) Shared            (a) Sole
Fair, Isaac and Company                       COMMON STOCK    303250104      959,850      21,330     (b) Shared            (a) Sole
Finmeccanica SpA ordinary                     COMMON STOCK     5859951     9,246,208  14,985,750     (a) Sole              (a) Sole
Finmeccanica SpA ordinary                     COMMON STOCK     5859951       672,067   1,089,250     (b) Shared            (a) Sole
Groupe Bruxelles Lambert SA                   COMMON STOCK     7097328    17,927,251     432,357     (a) Sole              (a) Sole
Groupe Bruxelles Lambert SA                   COMMON STOCK     7097328     3,315,752      79,967     (b) Shared            (a) Sole
General Motors Corporation Class H            COMMON STOCK    370442832    2,929,410     242,100     (b) Shared            (a) Sole
Gucci Group ADR                               COMMON STOCK    401566104   16,950,600     182,500     (a) Sole              (a) Sole
Household International, Inc.                 COMMON STOCK    441815107   29,397,750   1,031,500     (a) Sole              (a) Sole
Household International, Inc.                 COMMON STOCK    441815107    4,505,850     158,100     (b) Shared            (a) Sole
Hewlett-Packard Company (Compaq)              COMMON STOCK    428236103    1,237,030      60,050     (b) Shared            (a) Sole
Hispanic Broadcasting Corporation             COMMON STOCK    43357B104   14,281,020     610,300     (a) Sole              (a) Sole
Hispanic Broadcasting Corporation             COMMON STOCK    43357B104    2,316,600      99,000     (b) Shared            (a) Sole
ICN Pharmaceuticals                           COMMON STOCK    448924100   14,045,130   1,300,475     (a) Sole              (a) Sole
ICN Pharmaceuticals                           COMMON STOCK    448924100    2,799,630     259,225     (b) Shared            (a) Sole
Italgas SpA                                   COMMON STOCK     4884073       343,350      25,000     (b) Shared            (a) Sole
Janus Capital Group Inc.                      COMMON STOCK    47102X105   18,770,550   1,299,000     (a) Sole              (a) Sole

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
Janus Capital Group Inc.                      COMMON STOCK    47102X105    3,164,550     219,000     (b) Shared            (a) Sole
McGrath Rentcorp                              COMMON STOCK    580589109   15,273,625     643,100     (a) Sole              (a) Sole
McGrath Rentcorp                              COMMON STOCK    580589109    1,099,625      46,300     (b) Shared            (a) Sole
Northrop Grumman Corporation                  COMMON STOCK    666807102   19,416,376     198,755     (a) Sole              (a) Sole
Northrop Grumman Corporation                  COMMON STOCK    666807102    5,652,539      57,862     (b) Shared            (a) Sole
NextWave Telecom,  Inc.                       COMMON STOCK    65332M103    5,520,547   2,692,950     (a) Sole              (a) Sole
NextWave Telecom,  Inc.                       COMMON STOCK    65332M103    2,648,702   1,292,050     (b) Shared            (a) Sole
Pharmacia Corporation                         COMMON STOCK    71713U102   40,785,248     958,300     (a) Sole              (a) Sole
Pharmacia Corporation                         COMMON STOCK    71713U102    8,086,400     190,000     (b) Shared            (a) Sole
ProLogis Trust                                COMMON STOCK    743410102      528,818      21,427     (b) Shared            (a) Sole
P & O Princess Cruises plc                    COMMON STOCK    693070104    8,371,810     297,400     (a) Sole              (a) Sole
P & O Princess Cruises plc                    COMMON STOCK    693070104      320,910      11,400     (b) Shared            (a) Sole
Price Communications Corporation              COMMON STOCK    741437305   29,219,750   1,981,000     (a) Sole              (a) Sole
Price Communications Corporation              COMMON STOCK    741437305    5,262,062     356,750     (b) Shared            (a) Sole
ProBusiness Services, Inc.                    COMMON STOCK    742674104   14,048,000     878,000     (a) Sole              (a) Sole
ProBusiness Services, Inc.                    COMMON STOCK    742674104    2,904,000     181,500     (b) Shared            (a) Sole
Precise Software Solutions Ltd.               COMMON STOCK    M41450103   13,332,888     790,800     (a) Sole              (a) Sole
Precise Software Solutions Ltd.               COMMON STOCK    M41450103    3,368,628     199,800     (b) Shared            (a) Sole
ProSiebenSat.1 Media AG                       COMMON STOCK     4579131     3,477,002     500,432     (a) Sole              (a) Sole
Quintiles Transnational Corp.                 COMMON STOCK    748767100      130,600      10,000     (b) Shared            (a) Sole
Rational Software Corporation                 COMMON STOCK    75409P202   28,424,962   2,735,800     (a) Sole              (a) Sole
Rational Software Corporation                 COMMON STOCK    75409P202    6,063,604     583,600     (b) Shared            (a) Sole
RibaPharm Inc.                                COMMON STOCK    762537108    1,085,000     175,000     (a) Sole              (a) Sole
IMS Health Incorporated                       COMMON STOCK    449934108    1,957,040     115,120     (b) Shared            (a) Sole
PanAmSat Corporation                          COMMON STOCK    697933109    8,527,730     547,000     (a) Sole              (a) Sole
PanAmSat Corporation                          COMMON STOCK    697933109      623,600      40,000     (b) Shared            (a) Sole
Syratech Corporation                          COMMON STOCK    871824108       19,277      38,554     (a) Sole              (a) Sole
AT&T Corp. (new)                              COMMON STOCK    001957505    3,037,878     111,400     (a) Sole              (a) Sole
AT&T Corp. (new)                              COMMON STOCK    001957505      370,872      13,600     (b) Shared            (a) Sole
National Golf Properties, Inc.                COMMON STOCK    63623G109   10,044,279     875,700     (a) Sole              (a) Sole
National Golf Properties, Inc.                COMMON STOCK    63623G109    2,873,235     250,500     (b) Shared            (a) Sole
TVX Gold Inc.                                 COMMON STOCK    87308K309    1,788,736     121,600     (a) Sole              (a) Sole
TVX Gold Inc.                                 COMMON STOCK    87308K309    3,383,300     230,000     (b) Shared            (a) Sole
Unilab Corporation                            COMMON STOCK    904763208    3,704,725     189,500     (a) Sole              (a) Sole
Unilab Corporation                            COMMON STOCK    904763208      404,685      20,700     (b) Shared            (a) Sole
Vivendi Universal SA ADR                      COMMON STOCK    92851S204   17,808,630     959,000     (a) Sole              (a) Sole
Vivendi Universal SA ADR                      COMMON STOCK    92851S204    3,990,693     214,900     (b) Shared            (a) Sole
Verizon Communications                        COMMON STOCK    92343V104    1,095,388      26,600     (b) Shared            (a) Sole
Washington Mutual, Inc.                       COMMON STOCK    939322103      276,596       7,645     (b) Shared            (a) Sole


WARRANTS
Dictaphone Corp warrants                        WARRANTS        dctwv         28,993      72,482     (b) Shared            (a) Sole

FIXED INCOME
CORPORATE BONDS

                                     -4-

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
DoubleClick convertible note                CORPORATE BONDS   258609AC0    3,708,337   4,155,000     (a) Sole              (a) Sole
4.750% Due 03-15-06
Redback Networks convertible note           CORPORATE BONDS   757209AB7    6,069,840  21,678,000     (a) Sole              (a) Sole
5.000% Due 04-01-07
Redback Networks convertible note           CORPORATE BONDS   757209AB7      798,000   2,850,000     (b) Shared            (a) Sole
5.000% Due 04-01-07
TeleCorp PCS Inc. senior subordinated not   CORPORATE BONDS   879299AF2    7,929,880   7,112,000     (a) Sole              (a) Sole
10.625% Due 07-15-10
Adelphia Communications senior note         CORPORATE BONDS   006848BJ3    5,034,600  11,188,000     (a) Sole              (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note         CORPORATE BONDS   006848BJ3    1,125,000   2,500,000     (b) Shared            (a) Sole
10.250% Due 06-15-11
Adelphia Communications senior note         CORPORATE BONDS   006848BE4    4,400,550   9,779,000     (a) Sole              (a) Sole
9.375% Due 11-15-09
Adelphia Communications senior note         CORPORATE BONDS   006848BE4      166,500     370,000     (b) Shared            (a) Sole
9.375% Due 11-15-09
Adelphia Communications convertible note    CORPORATE BONDS   006848BG9    2,032,500  27,100,000     (a) Sole              (a) Sole
6.000% Due 02-15-06
Adelphia Communications convertible note    CORPORATE BONDS   006848BH7    2,302,500  30,700,000     (a) Sole              (a) Sole
3.250% Due 05-01-21
Adelphia Communications convertible note    CORPORATE BONDS   006848BH7      270,000   3,600,000     (b) Shared            (a) Sole
3.250% Due 05-01-21
Adelphia Communications senior note         CORPORATE BONDS   006848AS4    4,664,000  10,600,000     (a) Sole              (a) Sole
9.250% Due 10-01-02
Adelphia Communications senior note         CORPORATE BONDS   006848AS4      968,000   2,200,000     (b) Shared            (a) Sole
9.250% Due 10-01-02
AT&T Wireless senior note                   CORPORATE BONDS   00209AAE6  -12,540,000 -12,000,000     (a) Sole              (a) Sole
7.875% Due 03-01-11
Cooper Industries note                      CORPORATE BONDS   21666WCB4   18,766,629  18,690,000     (a) Sole              (a) Sole
5.880% Due 02-20-03
Charter Communications convertible note     CORPORATE BONDS   16117MAB3    1,272,000   4,800,000     (a) Sole              (a) Sole

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

5.750% Due 10-15-05
Enron Corporation convertible note          CORPORATE BONDS   293561CD6    5,395,390  56,056,000     (a) Sole              (a) Sole
0.000% Due 02-07-21
Enron Corporation convertible note          CORPORATE BONDS   293561CD6      562,485   5,844,000     (b) Shared            (a) Sole
0.000% Due 02-07-21
Tritel PCS senior subordinated note         CORPORATE BONDS   89675QAD1    5,866,445   5,309,000     (a) Sole              (a) Sole
10.375% Due 01-15-11
Tyco International Ltd. convertible note    CORPORATE BONDS   902124AC0   16,678,687  22,350,000     (a) Sole              (a) Sole
0.000% Due 11-17-20
Tyco International Ltd. convertible note    CORPORATE BONDS   902124AC0    1,623,094   2,175,000     (b) Shared            (a) Sole
0.000% Due 11-17-20
Worldcom Inc. note                          CORPORATE BONDS   98157DAJ5    1,085,000   4,000,000     (a) Sole              (a) Sole
7.500% Due 05-15-11
Worldcom Inc. note                          CORPORATE BONDS   98157DAJ5      542,500   2,000,000     (b) Shared            (a) Sole
7.500% Due 05-15-11
Worldcom Inc. note                          CORPORATE BONDS   98157DAF3    3,214,312  11,850,000     (a) Sole              (a) Sole
7.375% Due 01-15-03
Worldcom Inc. note                          CORPORATE BONDS   98157DAF3      515,375   1,900,000     (b) Shared            (a) Sole
7.375% Due 01-15-03
Worldcom Inc. senior note                   CORPORATE BONDS   98157DAB2    3,311,962  12,210,000     (a) Sole              (a) Sole
7.875% Due 05-15-03
Worldcom Inc. senior note                   CORPORATE BONDS   98157DAB2      710,675   2,620,000     (b) Shared            (a) Sole
7.875% Due 05-15-03
Williams Holdings note                      CORPORATE BONDS   968905AC3    9,225,000  10,250,000     (a) Sole              (a) Sole
6.125% Due 12-01-03

TOTAL                                                                    621,315,329


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